Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income Tax Benefit (Expense)

Income tax expense consists of the following:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Current:
Federal income tax expense	$—	$(29)	$—
State income tax expense	(1)	(2)	(1)
Deferred:
Federal income tax benefit	—	29	—
State income tax (expense) benefit	—	1	(1)

Total income tax expense	$(1)	$(1)	$(2)